Inventory (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 1,775,498	$ 1,041,256
Work in progress	873,050	1,566,147
Finished goods	3,796,555	3,060,518
Total production inventory	6,445,103	5,667,921
Inventory held for customer service/warranty		56,409
Total inventory	6,445,103	5,724,330
Reserve	(1,125,513)	(1,052,934)
Total inventory, net	$ 5,319,590	$ 4,671,396